Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share
Schedule of earnings per share

	2022	2021
Net earnings attributable to shareholders of Fairfax	1,147.2	3,401.1
Preferred share dividends	(45.2)	(44.5)
Net earnings attributable to common shareholders – basic and diluted	1,102.0	3,356.6

Weighted average common shares outstanding – basic	23,637,824	25,953,114
Share-based payment awards	1,702,599	1,503,931
Weighted average common shares outstanding – diluted	25,340,423	27,457,045

Net earnings per common share – basic	$46.62	$129.33
Net earnings per common share – diluted	$43.49	$122.25